CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 40,620	$ 55,068	$ 57,385
Direct operating costs	(34,883)	(50,021)	(53,110)
General and administrative expenses	(1,267)	(1,538)	(1,360)
Interest income (expense), net	(3,104)	(3,596)	(2,538)
Equity accounted income (loss), net	90	132	165
Impairment reversal (expense), net	(981)	(831)	9
Gain (loss) on acquisitions/dispositions, net	692	4,686	28
Other income (expense), net	(573)	(178)	(658)
Income (loss) before income tax	594	3,722	(79)
Income tax (expense) recovery
Current	(646)	(775)	(458)
Deferred	947	830	777
Net income (loss)	895	3,777	240
Attributable to:
Limited partners	(37)	482	36
Non-controlling interests attributable to:
Redemption-exchange units	(35)	451	34
Special limited partner	0	0	0
BBUC exchangeable shares	(37)	472	28
Preferred securities	52	83	27
Interest of others in operating subsidiaries	952	2,289	115
Net income (loss)	$ 895	$ 3,777	$ 240
Basic earnings (loss) per limited partner unit (in usd per share)	$ (0.50)	$ 6.49	$ 0.48
Diluted earnings (loss) per limited partner unit (in usd per share)	$ (0.50)	$ 6.49	$ 0.48